Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost	$ 10.4
Estimated weighted average amortization, period of recognition	1 year 6 months
Average closing price period	20 days
Cash Settled Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash Settled Units vesting period	3 years
Share-based compensation expense	$ 15.2	$ 8.2	$ 2.0